Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northquest Capital Fund Inc
Entity Central Index Key	dei_EntityCentralIndexKey	0001142728
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.
Expense [Heading]	rr_ExpenseHeading	FEE TABLE
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactional costs, such as commissions, when it buys and sells securities (or, "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.05% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Fees and Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in small, large and mid-capitalization companies whose stock prices are considered by the Fund's advisor to be undervalued. Undervalued stocks are generally those with a low share price when measured against the value of the total company. The Fund uses an evaluation methodology in selecting common stocks. This methodology examines and evaluates a company's share price, its financial condition, management's use of capital, and other local and international influences that could affect a company's performance. A secondary goal of the Fund is to earn dividend income from common stocks. The Fund seeks to invest in companies that have adequate free cash flow to pay a dividend and consistently increase their dividends on an annual basis. The Fund’s portfolio may move to a defensive position by holding a higher amount of cash during periods of economic turmoil.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk [Text Block]	rr_RiskTextBlock

The principal risks of investing in the Fund are:

* Control and Ownership Risk. The Fund’s portfolio manager and immediate family members own a significant number of shares in the Fund. As a consequence, if these individuals decide to sell all of their shares at the same time, the Fund’s expenses (such as brokerage commission costs and taxes owed due to the distribution of capital gains) may increase and cause the Fund to underperform and not meet its investment objective.

* Market and Regulatory Risk. Fund investments will fluctuate as stock markets rise and decline over the short-term or long-term. Volatility can be significant at times and the Fund’s investments may lose value regardless of the individual performance of the companies in the Fund’s portfolio. Volatility may occur due to economic, political, and social events or from government regulations, wars, natural disasters, terrorism, and pandemics which are not directly related to the Fund’s investments. Some Fund investments may have foreign operations which may be subject to risks, including but not limited to currency exchange rates, tariffs, and regulations. You may lose money by investing in the Fund.

* Multi-cap Risk. The Fund's investment in small and medium capitalization (“cap”) stocks generally have a higher risk of business failure, lesser liquidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. This may cause the Fund not to meet its investment objective.

* Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments.

* Growth Company Risk. Growth common stock securities may experience severe price swings when not meeting earnings or cash flow expectations; and may be out of favor with investors for a period of time despite favorable earnings reports.

* Focused Portfolio Risk. The Fund is non-diversified which means that the Fund’s portfolio consists of a small number of companies. As a consequence, your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio.

* Sector or Industry Risk. At times, the Fund may invest a higher percentage of its total assets in a specific sector or industry. Changes or issues affecting a sector or industry may have a substantial impact on the performance of the Fund’s portfolio. Individual sectors and industries may be more volatile, and may possess particular risks, that may perform differently than the broader market.

* Managed Fund and Key Personnel Risk. The Fund may under perform other investments as a result of investment selections recommended by the Fund's investment adviser. Additionally, if key personnel become unavailable to the investment adviser, including the Fund’s portfolio manager, the Fund could experience material adverse effects, including significant redemptions which could force the Fund to sell securities when markets conditions are unfavorable.

* Cybersecurity Risk. Cyber incidents may occur by accident or intentionally. The Fund or its service providers’ operations may be disrupted by such cyber attacks which could result in financial losses, regulatory fines, stock trade order issues, an inability of shareholders to transact business with the Fund, and other unforeseen costs. As a result, the Fund and its shareholders could be negatively affected.

* Large Cash Positions. The Fund may hold a higher amount of cash during challenging economic times (such as a banking or financial crisis) which may prevent the Fund from achieving its long-term capital appreciation. A temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund by showing changes year to year (variability of performance). The bar chart shows the Fund performance over a ten-year period. The past performance of the Fund that will be shown will not be an indication of future results.

Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

During the ten-year period shown in the bar chart the highest return for a quarter was 23.21% and the lowest return for a quarter was -21.21%. These returns occurred in quarters ending 06/30/20 and 03/31/20, respectively.

Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns: Periods Ended December 31, 2024 NorthQuest Capital Fund
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table shows the Fund's average annual return for the periods of 1 year, 5 years and 10 years and the effect of federal income taxes on these returns and compares those returns with the S&P500 Index with dividends reinvested, a broad measure of market performance. Tax figures for the Fund were calculated using the highest individual federal income tax bracket. Actual after-tax returns may be lower than those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.

NORTHQUEST CAPITAL FUND INC
Prospectus [Line Items]	rr_ProspectusLineItems
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.05%
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund that will be shown will not be an indication of future results
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.21%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Tax figures for the Fund were calculated using the highest individual federal income tax bracket
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	10.92%
10 Years	rr_AverageAnnualReturnYear10	11.01%
NORTHQUEST CAPITAL FUND INC | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	9.69%
10 Years	rr_AverageAnnualReturnYear10	9.63%
NORTHQUEST CAPITAL FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	8.54%
10 Years	rr_AverageAnnualReturnYear10	8.69%
NORTHQUEST CAPITAL FUND INC | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.51%
10 Years	rr_AverageAnnualReturnYear10	13.09%
NORTHQUEST CAPITAL FUND INC | Control Ownership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Control and Ownership Risk. The Fund’s portfolio manager and immediate family members own a significant number of shares in the Fund. As a consequence, if these individuals decide to sell all of their shares at the same time, the Fund’s expenses (such as brokerage commission costs and taxes owed due to the distribution of capital gains) may increase and cause the Fund to underperform and not meet its investment objective
NORTHQUEST CAPITAL FUND INC | Market Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market and Regulatory Risk. Fund investments will fluctuate as stock markets rise and decline over the short-term or long-term. Volatility can be significant at times and the Fund’s investments may lose value regardless of the individual performance of the companies in the Fund’s portfolio. Volatility may occur due to economic, political, and social events or from government regulations, wars, natural disasters, terrorism, and pandemics which are not directly related to the Fund’s investments. Some Fund investments may have foreign operations which may be subject to risks, including but not limited to currency exchange rates, tariffs, and regulations
NORTHQUEST CAPITAL FUND INC | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
NORTHQUEST CAPITAL FUND INC | Multi Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Multi-cap Risk. The Fund's investment in small and medium capitalization (“cap”) stocks generally have a higher risk of business failure, lesser liquidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. This may cause the Fund not to meet its investment objective
NORTHQUEST CAPITAL FUND INC | Dividend Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments
NORTHQUEST CAPITAL FUND INC | Growth Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Company Risk. Growth common stock securities may experience severe price swings when not meeting earnings or cash flow expectations; and may be out of favor with investors for a period of time despite favorable earnings reports
NORTHQUEST CAPITAL FUND INC | Focused Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Focused Portfolio Risk. The Fund is non-diversified which means that the Fund’s portfolio consists of a small number of companies. As a consequence, your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio
NORTHQUEST CAPITAL FUND INC | Sector Or Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector or Industry Risk. At times, the Fund may invest a higher percentage of its total assets in a specific sector or industry. Changes or issues affecting a sector or industry may have a substantial impact on the performance of the Fund’s portfolio. Individual sectors and industries may be more volatile, and may possess particular risks, that may perform differently than the broader market
NORTHQUEST CAPITAL FUND INC | Managed Fund Key Personnel Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Fund and Key Personnel Risk. The Fund may under perform other investments as a result of investment selections recommended by the Fund's investment adviser. Additionally, if key personnel become unavailable to the investment adviser, including the Fund’s portfolio manager, the Fund could experience material adverse effects, including significant redemptions which could force the Fund to sell securities when markets conditions are unfavorable
NORTHQUEST CAPITAL FUND INC | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cyber incidents may occur by accident or intentionally. The Fund or its service providers’ operations may be disrupted by such cyber attacks which could result in financial losses, regulatory fines, stock trade order issues, an inability of shareholders to transact business with the Fund, and other unforeseen costs. As a result, the Fund and its shareholders could be negatively affected
NORTHQUEST CAPITAL FUND INC | Large Cash Positions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Cash Positions. The Fund may hold a higher amount of cash during challenging economic times (such as a banking or financial crisis) which may prevent the Fund from achieving its long-term capital appreciation. A temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives
NORTHQUEST CAPITAL FUND INC | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
NORTHQUEST CAPITAL FUND INC | NORTHQUEST CAPITAL FUND INC
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	449
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	776
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,702
Annual Return 2015	rr_AnnualReturn2015	(6.44%)
Annual Return 2016	rr_AnnualReturn2016	11.18%
Annual Return 2017	rr_AnnualReturn2017	22.73%
Annual Return 2018	rr_AnnualReturn2018	(2.34%)
Annual Return 2019	rr_AnnualReturn2019	35.75%
Annual Return 2020	rr_AnnualReturn2020	19.70%
Annual Return 2021	rr_AnnualReturn2021	32.58%
Annual Return 2022	rr_AnnualReturn2022	(26.09%)
Annual Return 2023	rr_AnnualReturn2023	27.28%
Annual Return 2024	rr_AnnualReturn2024	12.48%

[1]	The Advisor has contractually agreed through August 10, 2025 to reimburse the Fund for expenses that exceed 1.79% per year of the average total net assets of the Fund. The Fund will not refund the Advisor for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.